Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Minimum Future Charter Revenue (Table)

Year	Amount
2026	$483,198
2027	334,574
2028	209,020
2029	103,019
2030	95,534
2031 to 2038	295,818
Minimum charter revenues	$1,521,163